Current assets - receivables (Tables)	6 Months Ended
Jun. 30, 2026
Current assets - receivables [Abstract]
Current Assets - Receivables
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Other debtors	359	160
Prepayments	110	348

Total current receivables	469	508